Interest in Other Entities (Details) - Schedule of balance sheet - ScoutCam Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest in Other Entities (Details) - Schedule of balance sheet [Line Items]
Current assets	$ 4,027	$ 4,318
Current liabilities	772	1,910
Current net assets	3,255	2,408
Non -current assets	1,866	439
Non-current liabilities	1,159	325
Non-current net assets	707	114
Net assets	3,964	2,522
Accumulated non-controlling interest	$ 3,055	$ 1,424